Document and Entity Information	Mar. 05, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001360604
Document Type	8-K
Document Period End Date	Mar. 05, 2021
Entity Registrant Name	HEALTHCARE TRUST OF AMERICA, INC.
Entity Incorporation State Country Code	MD
Entity File Number	333-190916
Entity Tax Identification Number	20-4738347
Entity Address, Address Line One	16435 N. Scottsdale Road
Entity Address, Address Line Two	Suite 320
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85254
City Area Code	(480)
Local Phone Number	998-3478
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	HTA
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false